Long Term Debt - Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
MRD [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	2.40%		3.17%	4.11%
MRD [Member] | MRD LLC [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.20%
MRD [Member] | WildHorse Resources, LLC [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	4.04%	3.44%	2.30%	3.00%
MRD [Member] | WildHorse Resources second lien [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	6.44%	6.50%	7.60%
MRD [Member] | Black Diamond [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.34%	3.97%	3.62%
MRD [Member] | Classic [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates				4.50%
MRD [Member] | BlueStone Natural Resources Holdings, LLC [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates
MEMP [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	2.08%	2.55%	3.25%	2.74%
MEMP [Member] | Wht [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.29%	2.29%	2.60%
MEMP [Member] | Tanos Energy LLC [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.12%	3.10%	2.31%
MEMP [Member] | Stanolind [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.52%	3.52%	3.76%
MEMP [Member] | Boaz [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.97%
MEMP [Member] | Crown [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.38%	3.38%	4.20%
MEMP [Member] | Propel Energy [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.08%	3.08%	3.28%
MEMP [Member] | REO Sponsorship [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates				3.40%